INCOME TAXES (Details 3) - USD ($)	Sep. 30, 2017	Jun. 30, 2017
Deferred Tax Asset
Deferred tax asset	$ 687,194	$ 585,059
Valuation allowance	(687,194)	(585,059)
Net deferred tax asset